LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities:	$ 2,009	$ 1,882
Right-of-use assets obtained in exchange for new operating lease liabilities:	$ 174	$ 131